Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment assets
Total segment assets from continuing operations	$ 253,196	$ 246,728
Auto eInsurance service [Member]
Segment assets
Total segment assets from continuing operations	62,550	56,769
Technology Service [Member]
Segment assets
Total segment assets from continuing operations	35,906	39,391
Auto service [Member]
Segment assets
Total segment assets from continuing operations	151,165	148,630
Others [Member]
Segment assets
Total segment assets from continuing operations	$ 3,575	$ 1,938